31. Investments (Details 4) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Current assets		$ 27,388	$ 27,812
Non-current assets		162,622	201,928
Property, plant and equipment	[1]	124,201	159,265
Other non-current assets		635	1,503
Total assets		190,010	229,740
Current liabilities		26,225	28,816
Non-current liabilities		103,909	126,709
Shareholders' equity		59,876	74,215	$ 73,175	$ 81,245
Non-controlling interest		528	892
Total liabilities		130,134	155,525
Sales revenues	[2]	53,683	76,589	84,638
Net income for the year		$ 948	$ 10,363	$ 7,414
Top of range [member] | Other companies abroad [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Ownership interest		45.00%	45.00%
Bottom of range [member] | Other companies abroad [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Ownership interest		34.00%	34.00%
Joint ventures [member] | MP Gulf of Mexico, LLC [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Current assets		$ 277	$ 372
Non-current assets		259
Property, plant and equipment		2,380	3,132
Other non-current assets		2
Total assets		2,918	3,504
Current liabilities		228	237
Non-current liabilities		789	373
Shareholders' equity		1,535	2,317
Non-controlling interest		366	577
Total liabilities		2,918	3,504
Sales revenues		748	1,300
Net income for the year		$ (607)	$ 423
Ownership interest		20.00%	20.00%
Joint ventures [member] | Other companies abroad [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Current assets		$ 137	$ 165
Non-current assets		4	5
Property, plant and equipment		62	48
Other non-current assets			0
Total assets		203	218
Current liabilities		58	74
Non-current liabilities		17	19
Shareholders' equity		81	79
Non-controlling interest		47	46
Total liabilities		203	218
Sales revenues
Net income for the year		$ 9	$ 17
BRAZIL | Top of range [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Ownership interest		83.00%	51.50%
BRAZIL | Top of range [member] | Associates [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Ownership interest		40.00%	40.00%
BRAZIL | Bottom of range [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Ownership interest		23.50%	20.00%
BRAZIL | Bottom of range [member] | Associates [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Ownership interest		4.59%	4.59%
BRAZIL | Joint ventures [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Current assets		$ 795	$ 1,147
Non-current assets		385	486
Property, plant and equipment		492	641
Other non-current assets		482	634
Total assets		2,154	2,908
Current liabilities		573	790
Non-current liabilities		661	808
Shareholders' equity		887	1,270
Non-controlling interest		33	40
Total liabilities		2,154	2,908
Sales revenues		2,056	1,610
Net income for the year		93	246
BRAZIL | Joint ventures [member] | Associates [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Current assets		9,968	9,226
Non-current assets		3,941	4,880
Property, plant and equipment		9,914	20,210
Other non-current assets		761	1,579
Total assets		24,584	35,895
Current liabilities		7,279	6,751
Non-current liabilities		15,246	28,878
Shareholders' equity		2,358	255
Non-controlling interest		(299)	11
Total liabilities		24,584	35,895
Sales revenues		28,425	40,218
Net income for the year		$ (241)	$ 2,416

[1]	Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.
[2]	Sales revenues by business segment are set out in note 9.